RETIREMENT BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
Disclosure of defined benefit plans

US$ MILLIONS	2020	2019
Plan assets	$833	$686
Less accrued benefit obligation	(1,164)	(851)
Accrued benefit liability (1)	$(331)	$(165)
(1)Primarily presented within Other liabilities’ of the consolidated statements of financial position. Refer to Note 17, Accounts Payable and Other for further details